Prepayments and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepayments and other current assets [Abstract]
Insurance claims receivable, net	$ 346	$ 109
VAT and other credits	2,604	1,012
Deferred insurance premiums	913	2,117
Advances to providers	1,443	621
Other	1,394	1,659
Total	$ 6,700	$ 5,518